Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
September 30, 2025
VIPF2065-NPRT3-1125
1.9893092.106
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	117	1,103
Fidelity Long-Term Treasury Bond Index Fund (a)	74,151	698,502
TOTAL BOND FUNDS (Cost $703,227)		699,605

Domestic Equity Funds - 51.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	15,212	1,010,205
VIP Equity-Income Portfolio - Initial Class (a)	27,105	818,565
VIP Growth & Income Portfolio - Initial Class (a)	31,756	1,125,742
VIP Growth Portfolio - Initial Class (a)	15,332	1,675,154
VIP Mid Cap Portfolio - Initial Class (a)	6,689	257,731
VIP Value Portfolio - Initial Class (a)	29,258	571,406
VIP Value Strategies Portfolio - Initial Class (a)	17,993	283,216
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,918,568)		5,742,019

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	89,881	1,376,979
VIP Overseas Portfolio - Initial Class (a)	104,441	3,161,434
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,823,051)		4,538,413

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $109,790)	3.98	109,790	109,790

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,554,636)	11,089,827
NET OTHER ASSETS (LIABILITIES) - 0.0%	(842)
NET ASSETS - 100.0%	11,088,985

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	1,309	228	11	(1)	23	1,103	117
Fidelity International Bond Index Fund	73,462	14,861	88,853	-	(577)	1,107	-	-
Fidelity Long-Term Treasury Bond Index Fund	484,223	449,620	255,238	16,646	(9,750)	29,647	698,502	74,151
VIP Contrafund Portfolio - Initial Class	661,072	532,949	312,380	21,091	(1,724)	130,288	1,010,205	15,212
VIP Emerging Markets Portfolio - Initial Class	958,356	753,130	678,419	-	28,153	315,759	1,376,979	89,881
VIP Equity-Income Portfolio - Initial Class	539,372	423,703	234,106	4,166	(257)	89,853	818,565	27,105
VIP Government Money Market Portfolio - Initial Class	-	266,522	156,732	2,986	-	-	109,790	109,790
VIP Growth & Income Portfolio - Initial Class	739,800	555,983	315,681	7,569	(464)	146,104	1,125,742	31,756
VIP Growth Portfolio - Initial Class	1,095,598	892,283	508,280	13,361	(9,260)	204,813	1,675,154	15,332
VIP Investment Grade Bond II Portfolio - Initial Class	-	13,380	13,493	-	113	-	-	-
VIP Mid Cap Portfolio - Initial Class	169,814	146,331	70,259	7,830	(2,109)	13,954	257,731	6,689
VIP Overseas Portfolio - Initial Class	2,037,598	1,679,088	979,293	23,720	6,454	417,587	3,161,434	104,441
VIP Value Portfolio - Initial Class	379,015	325,948	157,263	15,216	(3,210)	26,916	571,406	29,258
VIP Value Strategies Portfolio - Initial Class	188,262	159,175	75,016	3,627	(2,410)	13,205	283,216	17,993
	7,326,572	6,214,282	3,845,241	116,223	4,958	1,389,256	11,089,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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